UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brenda Sem, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Integrity Equity Fund
Schedule of Investments September 30, 2004

Name of Issuer
Percentages represent the market value of each		Market
Investment categoty to total net assets	Quantity	Value

COMMON STOCKS (87.8%)

Banks (11.0%)
Citigroup Inc	$5,000	$220,600
MBNA Corp	10,000	252,000
US Bancorp Del Com	7,000	202,300
Wells Fargo & Co.	5,000	298,150
		973,050
Basic Materials (3.7%)
Avery Dennison Corp.	5,000	328,900
		328,900
Broadcast Satellite (5.2%)
Clear Channel Communications	5,500	171,435
*Comcast Corp. New Cl. A	10,000	279,200
		450,635
Broadcasting (2.8%)
*Time Warner Inc.	15,000	242,100
		242,100
Chemicals (3.2%)
3M Co.	3,500	279,895
		279,895
Commercial Services (3.1%)
Alltel Corp.	5,000	274,550
		274,550
Communications Equipment (2.3%)
L-3 Communications	3,000	201,000
		201,000
Computer Hardware (12.2%)
*Dell Inc.	7,000	249,200
Hewlett-Packard	15,000	281,250
Intel Corp	10,000	200,600
IBM	4,000	342,960
		1,074,010
Drugs and Pharmaceuticals (7.0%)
Johnson & Johnson	5,000	281,650
Pfizer Inc.	11,000	336,600
		618,250
Energy (6.8%)
Anandarko Petroleum	4,000	265,440
General Electric	10,000	335,800
		601,240
Financial (8.4%)
American Express Company	5,000	257,300
Merrill Lynch	5,000	248,600
Wachovia Corp.	5,000	234,750
		740,650
Healthcare (2.5%)
Cardinal Health	5,000	218,850
		218,850
Medical Equipment (3.2%)
*Boston Scientific Corp.	7,000	278,110
		278,110
Oil And Gas Operations (7.7%)
Apache Corp	7,000	350,770
ConocoPhillips	4,000	331,400
		682,170
Paper Products (2.6%)
*OfficeMax, Inc.	7,000	232,960
		232,960
Retail (3.0%)
Walmart	5,000	266,000
		266,000
Software And Programming (3.1%)
Microsoft Corp.	10,000	276,500
		276,500

TOTAL COMMON STOCKS (COST:$7,248,360)		$7,738,870

TOTAL INBESTMENTS IN SECURITIES (COST:$7,248,360)		$7,738,870

OTHER ASSETS LESS LIABILITIES		1,075,422

NET ASSETS		$8,814,292

*Non-income producing

Integrity Value Fund

Schedule of Investments September 30, 2004
Name of Issuer Percentages represent the market value of each investment	Quantity	Market Value
Common Stocks (97.0%)

AEROSPACE & MILITARTY TECHNOLOGY (2.1%)
United Technologies Corp.	2,200	$205,436
		205,436
BANKS (12.6%)
Bank of America	8,662	375,324
Citigroup Inc	3,750	165,450
J.P. Morgan Chase & Co.	8,000	317,840
PNC Bank Corp.	3,400	183,940
Wachovia Corp.	4,000	187,800
		1,230,354
BASIC MATERIALS (4.4%)
Georgia Gulf Corp.	4,500	200,655
Steel Dynamics Inc.	6,000	231,720
		432,375
COMPUTER SERVICES (1.4%)
*Netease.com Inc. ADR	3,500	132,755
		132,755
DIVERSIFIED ELECTONIC (2.0%)
Eaton Corp.	3,000	190,230
		190,230
DRUGS AND PHARMACEUTICALS (9.2%)
*Boston Scientific Corp.	8,000	317,840
*Genzyme Corp.	4,000	217,640
Merck & Co	3,000	99,000
*NBTY Inc	12,000	258,720
		893,200
ENGINEERING (4.1%)
*Hovnanian Enterprises	10,000	401,000
		401,000
FINANCIAL (0.3%)
Diamonds Trust Series I	280	28,252
		28,252
HOSPITALS (1.5%)
Select Medical Corp	11,000	147,730
		147,730
INSURANCE (19.8%)
AFLAC Inc	4,500	176,445
Allstate Financial	4,250	203,958
Berkley (W.R.)	13,000	548,080
St. Paul Travelers	10,000	330,600
Selective Insurance Group	9,700	360,840
Everest Reinsurance Group Ltd.	6,500	483,145
		2,103,068
MACHINERY & EQUIPMENT (6.6%)
Caterpillar Inc	4,000	321,800
Deere & Co.	5,000	322,750
		644,550
OIL AND GAS OPERATIONS (13.7%)
ConocoPhillips	5,000	414,250
*Maverick Tube	6,500	200,265
Suncor Energy	11,000	352,110
Valero Energy Corp.		184,483
		1,151,108
RETAIL (5.0%)
*Advance Auto Parts	9,000	309,600
Penny J. C.	5,000	176,400
		486,000
SEMICONDUCTORS (2.3%)
*Fairchild Semiconductor	16,000	226,720
		226,720
SOFTWARE AND PROGRAMMING (1.5%)
*Per-Se Technologies	11,000	150,920
		150,920
TELECOMMUNICTIONS (9.1%)
Motorola Inc.	13,000	234,520
*Vimpel Communications ADR	5,000	544,000
*UTStarcom Inc.	7,000	112,770
		891,290
TRANSPORTATION (1.5%)
*Old Dominion	5,000	144,050
		144,050

TOTAL COMMON STOCKS (COST:$8,306,275)		$9,459,038

REPURCHASE AGREEMENTS (2.6%)	Shares
Wells Fargo Repurchase Agreement (COST: $250,983)	250,983	$250,983

SHORT-TERM SECURITIES (0.9%)
Wells Fargo Cash Investment Money Market (COST: $84,011)	84,011	$84,011

TOTAL INVESTMENTS IN SECURITIES (COST:$8,644,569)		$9,794,032
OTHER ASSETS LESS LIABILITIES		(43,851)
NET ASSETS		$9,750,181

ADR - American Depository Receipt

*Non-income producing

INTEGRITY SMALL CAP GROWTH FUND
Schedule of Investments September 30, 2004 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (96.2%)

Aerospace & Military Technology (2.5%)
Embraer-Empresa Brasileira de Aeronautica ADR	20,000	$528,000
		528,000
Banks (6.4%)
*Bank United Corp. - CPR Trust	2,700	162
Banknorth Group	9,500	332,500
Commercial Capital Bancorp	13,200	299,508
Community Banks	227	6,581
Doral Financial Corp	17,000	704,990
		1,343,741
Basic Materials (2.2%)
Steel Dynamics Inc.	12,000	463,440
		463,440
Broadcast Satellite (2.1%)
Harman International Industries	4,000	431,000
		431,000
Chemicals (1.2%)
Agrium	14,500	257,520
		257,520
Commercial Services (2.3%)
*Iron Mountain	14,250	482,363
		482,363
Computer Hardware (4.3%)
*ATI Technologies Inc	15,000	229,950
*Avid Technology	3,900	182,793
*ManTech International	18,000	336,960
*SanDisk Corp	5,400	157,248
		906,951
Computer Networking (1.1%)
*Cerner Corp	5,500	237,930
		237,930
Computer Services (1.4%)
*Netease.com Inc. ADR	8,000	303,440
		303,440
Consumer Products (1.0%)
*Select Comfort	12,000	218,400
		218,400
Diversified Electronic (2.9%)
Anixter International Inc	17,000	596,530
		596,530
Drugs and Pharmaceuticals (7.2%)
*Andrx Group	13,000	290,680
*Celgene Corp	11,575	674,012
*Kos Pharmaceuticals, Inc.	10,000	356,100
*NBTY Inc	9,000	194,040
		1,514,832
Engineering (2.5%)
*Hovnanian Enterprises	13,000	521,300
		521,300
Financial (5.5%)
*Dime Bancorp Warrants	20,400	2,856
*E Trade Group Inc. (Etrade)	47,000	536,740
New York Community Bancorp	18,817	386,501
Wilmington Trust Corp	6,116	221,460
		1,147,557
Healthcare (10.3%)
*Amsurg Corporation	14,250	301,815
*Express Scripts	3,500	228,690
*Renal Care Group	13,950	449,609
*Respironics Inc	8,700	464,928
Universal Health Svcs	5,200	226,200
*Waters Corp	10,880	479,808
		2,151,050
Hospitals (2.6%)
*Community Health Systems	12,300	328,164
*Lifepoint Hospitals Inc	7,000	210,070
		538,234
Insurance (3.4%)
Berkley (W.R.)	9,000	379,440
Everest Reinsurance Group Ltd.	4,500	334,485
		713,925
Oil And Gas Operations (6.3%)
*Maverick Tube	10,500	323,505
*Newfield Exploration	4,900	300,076
*Precision Drilling	12,000	690,000
		1,313,581
Restaurants (1.5%)
Ruby Tuesday Inc.	11,000	306,570
		306,570
Retail (12.7%)
*Advance Auto Parts	13,000	447,200
*Barnes & Noble	10,300	381,100
*Dicks Sporting Goods	14,200	505,804
*Electronics Boutique	12,500	426,250
*Jos. A. Bank Clothiers	8,437	233,536
*Pacific Sunwear of California Inc.	15,000	315,750
*Tuesday Morning	11,000	340,120
		2,649,760
Semiconductor (3.0%)
*Fairchild Semiconductor	45,000	637,650
		637,650
Software And Programming (1.8%)
*Per-Se Technologies	28,000	384,160
		384,160
Telecommunications (4.5%)
*Vimpel Communications ADR	3,300	359,040
Turkcell ADR	35,391	396,733
*UTStarcom Inc.	11,000	177,210
		932,983
Transportation (7.5%)
Arkansas Best	10,500	384,510
Hunt (JB) Transport	7,500	278,550
*Old Dominion	9,750	280,898
*Yellow Roadway Corp.	13,500	633,015
		1,576,973

TOTAL COMMON STOCKS (COST: $16,768,774)		$20,157,890

REPURCHASE AGREEMENTS (2.9%)	Shares
Wells Fargo Repurchase Agreement (COST: $602,359)	602,359	$602,359

SHORT-TERM SECURITIES (0.1%)
Wells Fargo Cash Investment Money Market (COST: $27,184)	27,184	$27,184

TOTAL INVESTMENTS IN SECURITIES (COST: $17,398,317)		$20,787,433

OTHER ASSETS LESS LIABILITIES		165,106

NET ASSETS		$20,952,539

*Non-income producting
CPR - Contingent Payments Trust
ADR - American Depository Receipt

INTEGRITY HEALTH SCIENCES FUND
Schedule of Investments September 30, 2004 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (96.7%)

DRUGS AND PHARMACEUTICALS (48.7%)
AmerisourceBergen Corp	12,000	$644,520
*Amgen, Inc	7,900	447,772
*Andrx Group	24,000	536,640
*Caremark RX, Inc	9,400	301,458
*Chiron Corp	12,000	530,400
*Collagenex Pharm K	15,600	102,180
*King Pharmaceutical, Inc	50,000	597,000
*Kos Pharmaceuticals, Inc.	8,000	284,880
Mylan Labs	35,500	639,000
Omnicare, Inc	17,500	496,300
Pfizer Inc.	18,000	550,800
Shire Pharmaceutical ADR	13,800	395,370
Teva Pharmaceutical ADR	26,000	674,700
Warner Chilcott ADR	7,300	405,661
		$6,606,681
HEALTHCARE (25.3%)
*Accredo Health	10,900	$256,913
*Express Scripts	6,400	418,176
*Fisher Scientific Intl	9,100	530,803
*Genzyme Corp.	11,000	598,510
*Lincare Holdings	12,000	356,520
Quest Diagnostics Inc	7,500	661,650
*Respironics Inc	11,500	614,560
		$3,437,132
HOSPITALS (12.7%)
*Community Health Systems	10,000	$266,800
Health Management Assoc	22,000	449,460
*Lifepoint Hospitals Inc	20,000	600,200
Select Medical Corp	30,000	402,900
		$1,719,360
INSURANCE (4.7%)
*Anthem, Inc	7,400	$645,650
		$645,650
MEDICAL EQUIPMENT (5.3%)
*Boston Scientific Corp.	18,000	$715,140
		$715,140

TOTAL COMMON STOCKS (COST: $11,566,082)		$13,123,963

REPURCHASE AGREEMENT (3.0%)	Shares
Wells Fargo Repurchase Agreement (COST: $401,573)	401,573	$401,573

SHORT-TERM SECURITIES (0.7%)
Wells Fargo Cash Investment Money Market (COST: $92,200)	92,200	$92,200

TOTAL INVESTMENTS IN SECURITIES (COST: $12,059,855)		$13,617,736

OTHER ASSETS LESS LIABILITIES		(47,535)

NET ASSETS		$13,570,201

ADR - American Depository Receipt
* Non-income producing

INTEGRITY TECHNOLOGY FUND
Schedule of Investments September 30, 2004 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity		Market Value

COMMON STOCKS - (97.0%)

Broadcast Satellite (3.6%)
Harman International Industries	4,000		$ 431,000.00
			$ 431,000.00

Business Service (2.9%)
Labor Ready Inc.	25,000		$ 350,500
			$ 350,500

Communications Equipment (3.1%)
L-3 Communications	2,100		$ 140,700
Motorola Inc.	13,000		234,520
			$ 375,220

Computer Hardware (19.4%)
ATI Technologies Inc	15,000		$ 229,950
*Altris Inc	8,470		268,075
Auto Desk	9,190		446,910
Avid Technology	5,000		234,350
*Hyperion Solutions	6,000		203,940
Infosys Technologies ADR	5,740		324,884
*Moldflow Corp	14,720		176,640
SanDisk Corp	5,400		157,248
Symantec Corp	5,140		282,083
			$ 2,324,080

Computer Services (4.9%)
Affiliated Computer Services	6,000		$ 334,020
CACI Intl	4,800		253,344
			$ 587,364

Diversified Electronic (6.6%)
Anixter International Inc	6,000		$ 210,540
Benchmark Electronic	9,015		268,647
*CELESTICA INC.	11,000		139,700
*Flextronics International	13,670		181,128
			$ 800,015

Drugs and Pharmaceuticals (2.6%)
Chiron Corp	4,000		$ 176,800
*Eon Labs Inc.	6,000		130,200
			$ 307,000

Entertainment (3.4%)
*Champion Auto Racing	18,890		$ 472
*Given Imaging Ltd	10,780		414,491
			$ 414,963

Healthcare (7.9%)
Beckman Coulter	2,680		$ 150,402
*Fisher Scientific Intl	5,000		291,650
Genzyme Corp.	4,000		217,640
*United Surgical Partners	8,500		291,975
			$ 951,667

Medical Equipment (2.6%)
Boston Scientific Corp.	8,000		$ 317,840
			$ 317,840

Semiconductor (11.3%)
*ASML Holding NV	10,040		$ 129,215
Broadcom Corp.	8,000		218,320
*Fairchild Semiconductor	15,000		212,550
LeCroy Corp	8,585		143,455
*Marvell Technology	6,980		182,387
*Microtune Inc	25,400		134,112
Taiwan Semiconductor ADR	27,927		199,399
*United Microelectronics	42,232		142,744
			$ 1,362,182

Software And Programming (3.5%)
*Per-Se Technologies	19,600		$ 268,912
*Radware Ltd	7,110		156,420
			$ 425,332

Specialty Finance (1.4%)
Fair Isaac	5,700		$ 166,440
			$ 166,440

Telecommunications (23.8%)
America Movil SA	4,500		$ 175,635
*Avaya Inc	12,490		174,111
*Covad Communications Group Inc.	667		1,121
Harris Corp	6,900		379,086
*J2 Global Communications	8,200		259,038
Mobile TeleSystems OJSC	3,300		478,467
QUALCOMM Inc	5,700		222,528
Trimble Navigation	5,595		176,802
Turkcell ADR	38,635		433,098
*UTStarcom Inc.	7,800		125,658
*Vimpel Communications ADR	4,000		435,200
			$ 2,860,744

TOTAL COMMON STOCKS (COST: $8,982,894)			$ 11,674,346

REPURCHASE AGREEMENTS (2.5%)		Shares
Wells Fargo Repurchase Agreement (COST: $301,180)		301,180	$ 301,180

SHORT-TERM SECURITIES (0.7%)
Wells Fargo Cash Investment Money Market (COST: $86,196)		86,196	$ 86,196

TOTAL INVESTMENTS IN SECURITIES (COST: $9,370,270)			$ 12,061,722
OTHER ASSETS LESS LIABILITIES			(23,923)

NET ASSETS			$ 12,037,799

ADR - American Depository Receipt

*Non-income producing

INTEGRITY INCOME FUND
Schedule of Investments September 30, 2004

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

INVESTMENT SECURITIES:
U.S. GOVERNMENT NOTES (28.6%)
U.S. Treasury Note	6.125%	8/15/2007	$35,000	$38,138
U.S. Treasury Note	5.500	2/15/2008	40,000	43,203
U.S. Treasury Note	5.625	5/15/2008	50,000	54,373
U.S. Treasury Note	4.750	11/15/2008	30,000	31,800
U.S. Treasury Note	5.875	11/15/2005	50,000	52,000
U.S. Treasury Note	5.625	2/15/2006	25,000	26,108
U.S. Treasury Note	7.000	7/15/2006	30,000	32,334
TOTAL U.S. GOVERNMENT NOTES (COST: $259,926)				$277,956

CORPORATE BONDS (41.2%)
Consumer Goods (5.9%)
Multimedia
Walt Disney Company	5.800	10/27/2008	25,000	$26,450
				$26,450
Photography
Eastman Kodak	7.250	6/15/2005	30,000	$30,821
				$30,821
Finance (25.7%)
Banking
Citicorp	6.750	8/15/2005	30,000	$31,088
Morgan JP & Co. Inc. Series A	6.000	1/15/2009	25,000	26,960
				$58,048
Financial Services
CIT Group, Inc.	3.250	2/15/2005	25,000	$25,068
CIT Group, Inc.	4.150	2/15/2007	25,000	25,264
General Electric Cap Corp	2.850	1/30/2006	25,000	25,064
John Deere Capital Corp	6.000	2/15/2009	25,000	27,177
Lehman Brothers Holdings, Inc.	8.500	8/1/2015	45,000	56,675
Merrill Lynch & Company, Inc.	6.250	10/15/2008	30,000	32,586
				$191,834
Services (9.6%)
Industrial
General Motors Corporation	6.250	5/1/2005	25,000	$25,467
IBM	5.375	2/1/2009	25,000	26,657
				$52,124
Telecommunications
AT&T Capital Corp	6.600	5/15/2005	20,000	$20,386
Pacific Bell	6.250	3/1/2005	20,000	20,317
				$40,703

TOTAL CORPORATE BONDS (COST: $379,317)				$399,980

CORPORATE BOND EQUIVALENT (2.7%)
Household Capital Trust V	10.000	6/30/2030	1,000	$26,350
TOTAL CORPORATE BOND EQUIVALENT (COST: $27,218)				$26,350

MUTUAL FUNDS (3.4%)
Putnam Premier Income Trust			5,000	$32,750
TOTAL MUTUAL FUNDS (COST: $31,168)				$32,750

TOTAL INVESTMENT IN SECURITIES (COST: $697,629)				$737,036

OTHER ASSETS LESS LIABILITIES				233,933

NET ASSETS				$970,969

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2004 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody/S&P	Coupon	Maturity	Quantity	Market Value

CORPORATE BONDS (91.7%)

Aerospace & Defense (1.9%)
Spacehab	NA/NA	8.000%	10/15/2007	$199,000	$170,145
					170,145
Building-Residential/Commer (2.6%)
Standard Pacific Corporation	Ba/BB	6.250	4/1/2014	243,000	241,178
					241,178
Casino Hotels (4.1%)
Magna Entertainment	NA/NA	7.250	12/15/2009	179,000	196,683
Trump Atlantic	Caa-1/CCC+	11.250	5/1/2006	206,000	177,675
					374,358
Cruiselines (1.4%)
Royal Caribbean	Ba/BB+	7.500	10/15/2027	120,000	124,800
					124,800
Electronic Comp-Semicon (4.0%)
Amkor Technologies, Inc.	B-1/B	7.750	5/15/2013	447,000	366,540
					366,540
Finance - Other Services (3.1%)
Trump Holdings/Funding	Caa-1/CCC+	12.625	3/15/2010	276,000	287,040
					287,040
Hotels & Motels (2.0%)
Sholodge	Caa-3/NR	9.750	11/1/2006	190,000	178,600
					178,600
Marine Services (4.1%)
Great Lakes Dredge & Dock	Caa-/CCC	7.750	12/15/2013	429,000	371,085
					371,085
Medical - Hospitals (4.0%)
Tenet Healthcare	B-3/B-	6.875	11/15/2031	456,000	361,380
					361,380
Oil Co. - Explor. & Prod. (8.4%)
Callon Petroleum	NA/NA	9.750	12/8/2010	365,000	383,250
Mission Resources Corp	Caa-/CCC	9.875	4/1/2011	359,000	384,130
					767,380
Recreational Centers (8.2%)
Bally Total Fitness	B-3/B-	10.500	7/15/2011	393,000	373,350
Town Sports International	B/B-	9.625	4/15/2011	371,000	376,565
					749,915
REITS - Hotels (2.0%)
Meristar	B/CCC+	10.500	6/15/2009	164,000	179,580
					179,580
Resorts - Themeparks (3.3%)
Six Flags Inc.	B-3/CCC+	8.875	2/1/2010	173,000	162,188
Six Flags Inc.	B-3/CCC+	9.750	4/15/2013	150,000	141,750
					303,938
Retail - Rgnl Dept. Store (2.6%)
Dillards, Inc.	B/BB	7.000	12/1/2028	129,000	121,260
Dillards, Inc.	B/BB	7.750	5/15/2027	120,000	118,800
					240,060
Retail-Major Dept Store (1.0%)
Toys R Us	Ba/BB	7.375	10/15/2018	100,000	92,750
					92,750
Storage/Warehousing (1.6%)
Mobile Mini Inc.	B/BB-	9.500	7/1/2013	128,000	142,080
					142,080
Telecom Services (20.3%)
American Cellular Corporation	B-3/B-	10.000	8/1/2011	474,000	383,940
Ciena Corporation	B/B	3.750	2/1/2008	236,000	201,190
Dobson Communications	Caa-1/CCC+	10.875	7/1/2010	308,000	221,760
Dobson Communications CP	Caa-1/CCC+	8.875	10/1/2013	220,000	141,900
PacWest Telecom Inc.	/NR	13.500	2/1/2009	180,000	176,400
Time Warner Telecom	B-3/CCC+	9.750	7/15/2008	367,000	363,330
US West Communications	Ba-3/BB-	8.875	6/1/2031	377,000	372,288
					1,860,808
Telephone-Integrated (11.3%)
AT&T Corporation	Ba-1/BB+	8.750	11/15/2031	288,000	313,920
Level 3 Communications Inc.	Caa-/CC	9.125	5/1/2008	244,000	179,340
Level 3 Communications Inc.	Caa-/CC	11.000	3/15/2008	265,000	206,700
MCI Inc.	NA/NA	7.735	5/1/2014	355,000	336,362
					1,036,322
Textile - Apparel (3.9%)
Unifi Inc.	Caa-/B-	6.500	2/1/2008	483,000	357,420
					357,420
Wireless Equipment (2.0%)
Crown Castle International	B-3/CCC	7.500	12/1/2013	100,000	104,750
Crown Castle Intl. Corp.	B-3/CCC	7.500	12/1/2013	75,000	78,562
					183,312

TOTAL CORPORATE BONDS (COST: $8,388,682)					$8,388,691

SHORT-TERM SECURITIES (5.8%)
Wells Fargo Cash Investment Money Market					$264,000
Wells Fargo Treasury Plus Money Market					264,000
TOTAL SHORT-TERM SECURITIES (COST: $528,000)					$528,000

TOTAL INVESTMENTS IN SECURITIES (COST: $8,916,682)					$8,916,691

OTHER ASSETS LESS LIABILITIES					231,950

NET ASSETS					$9,148,641

NA - Not Available

Integrity Municipal Fund
Schedule of Investments September 30, 2004

Name of Issuer
Percentages represent the market vaule of each	Rating	Coupon			Market
investment category to total net assets	Moody/S & P	Rate	Maturity	Quantity	Value

STATE MUNICIPAL BONDS (95.7%)

Anchorage, Alaska (Water Rev.) MBIA	Aaa/AAA	5.125%	5/1/2029	$25,000	$25,919
Total Alaska Municipal Bonds (1.8%)					25,919

Coconino Cnty. AZ. (Community College) MBIA	Aaa/AAA	4.750	7/1/2017	50,000	52,381
Glendale, AZ. (Water & Sewer Rev.) AMBAC	Aaa/AAA	5.000	7/1/2028	100,000	103,526
Maricopa Cnty. AZ. (Palo Verde Project) AMBAC	Aaa/AAA	5.050	5/1/2029	50,000	51,813
Mesa, AZ. (Street & Highway Rev.) FSA	Aaa/AAA	5.125	7/1/2023	50,000	53,479
Northern AZ. (University Rev.) FGIC	Aaa/AAA	5.000	6/1/2027	10,000	10,297
Oro Valley, AZ. (Municipal Water Proj.) MBIA	Aaa/AAA	5.000	7/1/2028	40,000	41,179
*Phoenix, AZ (Various Purpose)	Aa-1/AA+	5.000	7/1/2027	20,000	20,548
Salt River Proj. AZ (Ag Imp & Power Elec. Sys.)	Aa/AA	5.000	1/1/2024	25,000	26,381
#Scottsdale, AZ General Obligation	Aaa/AAA	5.000	7/1/2024	25,000	25,907
Total Arizona Municipal Bonds (27.4%)					385,511

#Colorado Springs, CO Utility Rev.	Aa/AA	5.000	11/15/2027	25,000	25,481
Total Colorado Municipal Bonds (1.8%)					25,481

Marco Island, FL (Utility Rev.) MBIA	Aaa/AAA	5.000	10/1/2027	25,000	25,868
Total Florida Municipal Bonds (1.8%)					25,868

Chicago, IL FGIC	Aaa/AAA	5.250	1/1/2028	10,000	10,410
#Illinois State General Obligation	Aa-3/AA	5.000	6/1/2028	25,000	25,581
Total Illinois Municipal Bonds (2.6%)					35,991

Burlington, KS PCR Gas & Elec. MBIA	Aaa/AAA	5.300	6/1/2031	50,000	52,109
Total Kansas Municipal Bonds (3.7%)					52,109

*Michigan St. Bldg. Rev.	Aa/AA	5.000	10/15/2024	25,000	26,055
Total Michigan Municipal Bonds (%)					26,055

#Minneapolis & St Paul, MN (Airport Rev.) MBIA	Aaa/AAA	5.000	1/1/2028	30,000	30,831
Total Minnesota Municipal Bonds (2.2%)					30,831

St. Louis MO Board Ed. (MO Direct Deposit Program) FSA	Aaa/AAA	5.000	4/1/2021	50,000	53,205
Total Missouri Municipal Bonds (3.8%)					53,205

New Hampshire Hgr. Educ. & Hlth. Fac. (Dartmouth College) Rev.	Aaa/AAA	5.125	6/1/2028	25,000	25,733
Total New Hampshire Municipal Bonds (1.8%)					25,733

New Jersey State Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	1/1/2021	35,000	37,496
Total New Jersey Municipal Bonds (2.7%)					37,496

#Metropolitan Transit Auth. NY FSA	Aaa/AAA	5.000	11/15/2027	25,000	25,906
*New York, NY G.O.	A/A	5.000	10/15/2029	75,000	76,050
Total New York Municipal Bonds (7.2%)					101,956

#Franklin Cty, OH Hosp. Rev. (Ohio Health) MBIA	Aaa/AAA	5.000	5/15/2028	25,000	25,629
*Ohio State (Turnpike Rev.) AMBAC	Aaa/AAA	5.250	2/15/2031	30,000	31,281
#University of Cincinnati, Ohio FGIC	Aaa/AAA	5.000	6/1/2031	30,000	30,753
Total Ohio Municipal Bonds (6.2%)					87,663

#Claremore, OK (Public Works Rev.) FSA	Aaa/AAA	5.000	6/1/2029	40,000	41,275
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	7/1/2029	25,000	25,287
Total Oklahoma Municipal Bonds (4.7%)					66,562

Puerto Rico Elec. Power Rev. MBIA	Aaa/AAA	5.250	7/1/2013	45,000	51,445
Total Puerto Rico Municipal Bonds (3.7%)					51,445

Amarillo, TX (Independent School District) PSF	Aaa/AAA	0.050	2/1/2026	25,000	25,703
Dallas, TX (Rapid Transit) AMBAC	Aaa/AAA	5.000	12/1/2026	5,000	5,147
*El Paso, TX School District PSF	NR/AAA	5.125	8/15/2029	20,000	20,612
Frisco, TX (Independent School District) PSF	Aaa/NR	5.000	5/15/2030	5,000	5,072
San Antonio, TX Water Rev. FGIC	Aaa/AAA	5.125	5/15/2029	25,000	25,881
Texas St. Turnpike (Dallas Northway Rev.) FGIC	Aaa/AAA	5.000	1/1/2025	85,000	86,955
Total Texas Municipal Bonds (12.0%)					169,370

Utah St. University (Student Building) MBIA	Aaa/AAA	5.000	4/1/2026	25,000	26,045
Total Utah Municipal Bonds (1.9%)					26,045

Bremerton, WA. G.O. AMBAC	Aaa/NR	5.250	12/1/2027	25,000	26,332
King County, WA (Public Transportation Sales Tax) MBIA	Aaa/AAA	5.000	6/1/2025	25,000	26,073
Seattle, WA G.O.	Aa-1/AAA	5.000	8/1/2026	25,000	25,647
Total Washington Municipal Bonds (5.5%)					78,052

Wisconsin (Public Power Rev) MBIA	Aaa/AAA	5.000	7/1/2028	15,000	15,442
*Wisconsin ST. Health & Ed. Facs. (Prohealth Care) AMBAC	Aaa/AAA	5.125	8/15/2028	25,000	25,572
Total Wisconsin Municipal Bonds (2.9%)					41,014

TOTAL MUNICIPAL BONDS (COST:$1,312,095)					$1,346,306

TOTAL INVESTMENTS IN SECURITIES (COST:$1,312,095)					$1,346,306
OTHER ASSETS LESS LIABILITIES					60,573
NET ASSETS					$1,406,879

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin purchased.
Non-rated (NR) securities in the Fund were investment grade when purchased.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

 (b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 24, 2004

BY: /s/Brent Wheeler
BRENT WHEELER
TREASURER

Date: November 24, 2004